Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 2,804,648	$ 2,897,210	$ 2,935,820
Unearned Premiums	29,545	32,291
Case Reserves	1,497,132	1,545,811
Incurred But Not Reported Reserves	197,195	214,766
Preneed funeral life insurance policies and investment-type annuity contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,045,632	1,108,102
Unearned Premiums	203	455
Case Reserves	4,115	3,264
Incurred But Not Reported Reserves	3,419	3,490
Life insurance no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	266,556	273,920
Unearned Premiums	535	582
Case Reserves	2,577	852
Incurred But Not Reported Reserves	4,155	4,159
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,458,326	1,507,307
Unearned Premiums	18,282	19,629
Case Reserves	194,014	164,302
Incurred But Not Reported Reserves	15,197	14,727
All other, long duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	34,134	7,881
Unearned Premiums	447	337
Case Reserves	15,418	43,590
Incurred But Not Reported Reserves	8,710	6,852
Group Term Life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	3,558	4,038
Case Reserves	163,124	170,832
Incurred But Not Reported Reserves	29,483	35,157
Group Disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2,067	2,320
Case Reserves	1,113,761	1,159,280
Incurred But Not Reported Reserves	115,664	129,190
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	331	793
Case Reserves	2,181	1,755
Incurred But Not Reported Reserves	1,678	2,253
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	3,983	4,055
Case Reserves	1,746	1,811
Incurred But Not Reported Reserves	14,939	16,486
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	3
Case Reserves	0	0
Incurred But Not Reported Reserves	1,698	1,663
All other, short duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	137	79
Case Reserves	196	125
Incurred But Not Reported Reserves	$ 2,252	$ 789